Note 9 - Capital Stock: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	11 Months Ended
Jul. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

Shares Underlying Warrants Outstanding
Range of Exercise Price	Shares Underlying Warrants Outstanding	Weighted Average Remaining Contractual Life in years	Weighted Average Exercise Price
$0.50 $0.60	5,357,206	0.57 years	0.58